Current and long-term debt - ING credit facility (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2016	Sep. 30, 2015
Disclosure of detailed information about borrowings [line items]
Debt outstanding		$ 2,552,473,000		$ 2,910,315,000
Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 52,000,000.0		$ 8,100,000.0		$ 171,200,000.0		$ 132,500,000.0	$ 87,000,000.0
Debt outstanding	$ 132,500,000.0			$ 131,400,000		$ 144,200,000
Borrowings instrument term	15 years
Periodic borrowing payment amount		$ 700,000
Number of vessels			7
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000.0
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Minimum ratio for fair value of vessels	160.00%
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
London Interbank Offered Rate (LIBOR) [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			1.95%
Number of vessels			6
London Interbank Offered Rate LIBOR plus margin [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis			2.40%
Number of vessels			1
STI Lombard, STI Osceola, STI Grace, STI Jermyn, STI Black Hawk and STI Pontiac [Member] | London Interbank Offered Rate (LIBOR) [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	1.95%
STI Rotherhithe and STI Notting Hill [Member] | London Interbank Offered Rate (LIBOR) [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.40%
First Eight Installments [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 1,000,000
Remainder of Payments [Member] | Senior Secured Term Loan Facility - ING Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Periodic borrowing payment amount	$ 800,000